UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if amendment [ ];
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     May 8, 2013

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       34

Form 13F Information Table Value Total:  380,135

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                             Title                     Value    Shares/   Shares/  Put/  Investment   Other     --------------------
   Name of Issuer           of Class        CUSIP    (x$1000)  Principal Principal Call  Descretion  Manager    Sole   Shared   None
      Column 1              Column 2       Column 3  Column 4  Column 5   Column 5        Column 6   Column 7          Column
                                                                                                                         8
Agilent Technologies, Inc.   Common     00846U 10 1   24,762    590,000   SH             SOLE                  590,000   0       0
Analog Devices, Inc.         Common     032654 10 5   27,894    600,000   SH             SOLE                  600,000   0       0
The Bank of New York Mellon  Common     064058 10 0   25,891    925,000   SH             SOLE                  925,000   0       0
  Corporation
Brady Corporation            Class A    104674 10 6   24,440    728,900   SH             SOLE                  728,900   0       0
Cameco Corporation           Common     13321L 10 8    2,078    100,000   SH             SOLE                  100,000   0       0
Capital One Financial
  Corporation                Common     14040H 10 5   13,188    240,000   SH             SOLE                  240,000   0       0
CEVA, Inc.                   Common     157210 10 5   14,040    900,000   SH             SOLE                  900,000   0       0
Coherent, Inc.               Common     192479 10 3   38,543    679,300   SH             SOLE                  679,300   0       0
Convergys Corporation        Common     212485 10 6    8,732    512,743   SH             SOLE                  512,743   0       0
Devon Energy Corporation     Common     25179M 10 3   11,284    200,000   SH             SOLE                  200,000   0       0
Flextronics International
  Ltd.                       Common     Y2573F 10 2    3,380    500,000   SH             SOLE                  500,000   0       0
Freeport McMoRan Copper &    Common     35671D 85 7    6,620    200,000   SH             SOLE                  200,000   0       0
  Gold Inc.
General Electric Company     Common     369604 10 3    4,624    200,000   SH             SOLE                  200,000   0       0
GeoMet Inc.                  Common     37250U 20 1      290  2,000,000   SH             SOLE                2,000,000   0       0
GeoMet Inc.                  Preferred  37250U 30 0    1,800    277,338   SH             SOLE                  277,338   0       0
                              Conv.A
Heritage-Crystal Clean Inc.  Common     42726M 10 6    7,380    488,712   SH             SOLE                  488,712   0       0
Intel Corporation            Common     458140 10 0   32,534  1,490,000   SH             SOLE                1,490,000   0       0
JP Morgan Chase & Co.        Common     46625H 10 0    4,746    100,000   SH             SOLE                  100,000   0       0
Medtronic, Inc.              Common     585055 10 6    4,696    100,000   SH             SOLE                  100,000   0       0
Merck & Co.Inc.              Common     58933Y 10 5    8,840    200,000   SH             SOLE                  200,000   0       0
Mindspeed Technologies, Inc. Common     602682 20 5    4,980  1,500,000   SH             SOLE                1,500,000   0       0
Motorola Solutions, Inc.     Common     620076 30 7   12,806    200,000   SH             SOLE                  200,000   0       0
Murphy Oil Corporation       Common     626717 10 2   17,844    280,000   SH             SOLE                  280,000   0       0
Precision Castparts
  Corporation                Common     740189 10 5    5,309     28,000   SH             SOLE                   28,000   0       0
Primus Telecommunications
  Group                      Common     741929 30 1    1,607    145,425   SH             SOLE                  145,425   0       0
QEP Resources Inc.           Common     74733V 10 0   10,189    320,000   SH             SOLE                  320,000   0       0
RadiSys Corporation          Common     750459 10 9    5,855  1,190,000   SH             SOLE                1,190,000   0       0
Roper Industries, Inc.       Common     776696 10 6   14,004    110,000   SH             SOLE                  110,000   0       0
Sonus Networks, Inc.         Common     835916 10 7    7,770  3,000,000   SH             SOLE                3,000,000   0       0
Tesco PLC ADR                Sponsored  881575 30 2    6,988    400,000   SH             SOLE                  400,000   0       0
                               ADR
Vical Incorporated           Common     925602 10 4      907    228,000   SH             SOLE                  228,000   0       0
Vodafone Group PLC           Sponsored  92857W 20 9    5,680    200,000   SH             SOLE                  200,000   0       0
                               ADR
Walgreen Co.                 Common     931422 10 9   11,920    250,000   SH             SOLE                  250,000   0       0
Xerox Corporation            Common     984121 10 3    8,514    990,000   SH             SOLE                  990,000   0       0